Note 22 - Quaint Oak Bancorp, Inc. (Parent Company Only) - Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents	$ 62,989	$ 58,006
Premises and equipment, net	1,626	2,656
Other assets	7,787	5,134
Total Assets	685,168	754,118
Subordinated debt	22,000	21,957
Stockholders’ equity	52,617	48,491	$ 44,793
Total Liabilities and Stockholders’ Equity	685,168	754,118
Parent Company [Member]
Cash and cash equivalents	4,205	1,436
Investment in Quaint Oak Bank	70,924	67,859
Premises and equipment, net	0	1,388
Other assets	0	0
Total Assets	75,129	70,683
Subordinated debt	22,000	21,957
Other liabilities	512	235
Stockholders’ equity	52,617	48,491
Total Liabilities and Stockholders’ Equity	$ 75,129	$ 70,683